Capital Group Equity ETF Trust I Prospectus Supplement January 1, 2026

For the following funds with the most recent summary and statutory prospectuses:

Capital Group U.S. Large Value ETF (CGVV)
Capital Group U.S. Small and Mid Cap ETF (CGMM)
1.	The table under the heading “Portfolio managers” in the “Management” section of the summary portion of the prospectus for Capital Group U.S. Large Value ETF is amended to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Christopher D. Buchbinder	2025	Partner – Capital Research Global Investors
Charles E. Ellwein President	2025	Partner – Capital Research Global Investors
Brittain Ezzes	2025	Partner – Capital Research Global Investors

2. The table under the heading “Portfolio managers” in the “Management” section of the summary portion of the prospectus for Capital Group U.S. Small and Mid Cap ETF is amended to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Matt Hochstetler	2025	Partner – Capital World Investors
M. Taylor Hinshaw	2026	Partner – Capital World Investors
Roz Hongsaranagon President	2025	Partner – Capital World Investors
Andraz Razen	2025	Partner – Capital World Investors

3. The following is added to the section titled “The Capital SystemTM” in the “Management and organization” section of the statutory prospectus for the funds listed above:

M. Taylor Hinshaw, Partner, Capital World Investors, serves as an equity portfolio manager for Capital Group U.S. Small and Mid Cap ETF. Taylor has been an investment professional since 2002 (all with Capital Research and Management Company or affiliate). He has been managing in the fund since 2026.

M. Taylor Hinshaw no longer manages money in Capital Group U.S. Large Value ETF and Dimitrije M. Mitrinovic no longer manages money in Capital Group U.S. Small and Mid Cap ETF.

Keep this supplement with your summary and statutory prospectuses.

Lit. No. ETGESU-011-0126P CGD/10039-S109183

Capital Group Equity ETF Trust I Statement of Additional Information Supplement January 1, 2026 (for the most recent statement of additional information, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the trust” section of the statement of additional information is amended solely to remove M. Taylor Hinshaw in Capital Group U.S. Large Value ETF, to remove Dimitrije M. Mitrinovic in Capital Group U.S. Small and Mid Cap ETF and to add M. Taylor Hinshaw in Capital Group U.S. Small and Mid Cap ETF as set forth below. Footnotes to the table in the statement of additional information remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]	Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Capital Group U.S. Small and Mid Cap ETF
M. Taylor Hinshaw	Over $1,000,000	5	$222.7	None	None

Keep this supplement with your statement of additional information.

Lit No. ETGESU-010-0126O CGD/10149-S108666